Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Operating expenses:
Compensation and benefits	$ 314	$ 304	$ 982	$ 1,080
Professional and outside services	58	64	195	215
Property operating and maintenance	17	23	67	92
Depreciation	12	12	36	37
Insurance	6	7	25	31
Other operating	29	18	76	70
Total operating expenses	436	428	1,381	1,525
Operating loss	(436)	(428)	(1,381)	(1,525)
Interest income	1	10	6	19
Realized gains on sales of investment securities	3	11	18	30
Other income	14	0	119	0
Loss before income taxes	(448)	(407)	(1,268)	(1,476)
Income tax expense	(9)	(11)	(39)	(33)
Unrealized losses on trading securities	(30)	0	(30)	0
Net loss	$ (457)	$ (418)	$ (1,307)	$ (1,509)
Per share data:
Net loss attributable to common stockholders - basic (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)
Net loss attributable to common stockholders - assuming dilution (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)
Weighted average common shares outstanding
Basic (in shares)	43,075	43,075	43,075	43,075
Assuming dilution (in shares)	43,075	43,075	43,075	43,075